Finance income/(expenses), net - Disclosure of detailed information about finance income (cost) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
FINANCE INCOME
Interest income from other parties	€ 187	€ 1,028
Other financial income	0	38
Realized gains from cash and cash equivalents	873	0
TOTAL FINANCE INCOME	1,060	1,065
FINANCE EXPENSES
Interest expense on loans	(9,814)	(11,084)
Interest expense on refund liabilities	(99)	(96)
Interest expenses on lease liabilities	(373)	(404)
Other interest expense	(5)	(1)
TOTAL FINANCE EXPENSES	(10,291)	(11,585)
FOREIGN EXCHANGE GAIN/(LOSSES), NET	(3,905)	7,783
FINANCE INCOME/(EXPENSES), NET	€ (13,136)	€ (2,737)